Property, plant and equipment, net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,826	$ 1,555	$ 1,074
Less: accumulated depreciation and amortization of software	(884)	(805)	(462)
Property, Plant and Equipment, Net	942	750	612
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	363	356	305
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	113	113	113
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,283	1,020	589
Other software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 67	$ 66	$ 67